Intangible assets - Summary of Detailed Information About In Carrying Value Of Goodwill (Detail)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of Detailed Information About In Carrying Value Of Goodwill [Line Items]
Perpetuity growth rate	2.00%	2.00%
Other International [Member]
Disclosure of Detailed Information About In Carrying Value Of Goodwill [Line Items]
Discount rate	9.30%
Perpetuity growth rate	2.20%
Virtual Schools [member]
Disclosure of Detailed Information About In Carrying Value Of Goodwill [Line Items]
Discount rate	9.50%
Perpetuity growth rate	2.00%
Assessments [member]
Disclosure of Detailed Information About In Carrying Value Of Goodwill [Line Items]
Discount rate	9.50%
Perpetuity growth rate	2.00%